Share based payment reserve (Details 2) - $ / shares	Feb. 28, 2023	Aug. 31, 2022
Share-based Payments Reserve
Number of stock options	7,375,000	7,375,000
Weighted average exercise price per share	$ 0.50	$ 0.50